Pensions and Other Post-employment Benefit Obligations - Details of Movement in Net Defined Benefit Obligations (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance			€ 610
Closing balance	€ 672		672
Consolidated Income Statement [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	6	€ 5	12	€ 11
Interest cost / (income)			8
Immediate recognition of gains / (losses) arising over the period	2		2
Administration expenses		1	1	1
Statement of Comprehensive Income (Loss) [member]
Disclosure of net defined benefit liability (asset) [line items]
- actual return less interest on plan assets			(32)
- changes in financial assumptions			93
- changes in demographic assumptions			0
- experience losses			(1)
Effects of changes in foreign exchange rates			3
Consolidated Statement of Cash Flows [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid			(12)
Contributions by the Group			(12)
Other benefits [member] | Consolidated Income Statement [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	€ 2	3	€ 3
Immediate recognition of gains / (losses) arising over the period	2		2
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance			990
Closing balance	1,091		1,091
Defined benefit obligations [member] | Consolidated Income Statement [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			12
Interest cost / (income)			13
Immediate recognition of gains / (losses) arising over the period			2
Defined benefit obligations [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of net defined benefit liability (asset) [line items]
- changes in financial assumptions			93
- changes in demographic assumptions			0
- experience losses			(1)
Effects of changes in foreign exchange rates			7
Defined benefit obligations [member] | Consolidated Statement of Cash Flows [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid			(27)
Contributions by the plan participants			2
Defined benefit obligations [member] | Pension benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance			789
Closing balance	876		876
Defined benefit obligations [member] | Pension benefits [member] | Consolidated Income Statement [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			9
Interest cost / (income)			9
Defined benefit obligations [member] | Pension benefits [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of net defined benefit liability (asset) [line items]
- changes in financial assumptions			77
- changes in demographic assumptions			0
Effects of changes in foreign exchange rates			6
Defined benefit obligations [member] | Pension benefits [member] | Consolidated Statement of Cash Flows [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid			(16)
Contributions by the plan participants			2
Defined benefit obligations [member] | Other benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance			201
Closing balance	215		215
Defined benefit obligations [member] | Other benefits [member] | Consolidated Income Statement [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			3
Interest cost / (income)			4
Immediate recognition of gains / (losses) arising over the period			2
Defined benefit obligations [member] | Other benefits [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of net defined benefit liability (asset) [line items]
- changes in financial assumptions			16
- changes in demographic assumptions			0
- experience losses			(1)
Effects of changes in foreign exchange rates			1
Defined benefit obligations [member] | Other benefits [member] | Consolidated Statement of Cash Flows [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid			(11)
Plan Assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance			(380)
Closing balance	€ (419)		(419)
Plan Assets [member] | Consolidated Income Statement [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			0
Interest cost / (income)			(5)
Immediate recognition of gains / (losses) arising over the period			0
Administration expenses			1
Plan Assets [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of net defined benefit liability (asset) [line items]
- actual return less interest on plan assets			(32)
- changes in demographic assumptions			0
Effects of changes in foreign exchange rates			(4)
Plan Assets [member] | Consolidated Statement of Cash Flows [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid			15
Contributions by the Group			(12)
Contributions by the plan participants			€ (2)